Share-based payment (Details) - Schedule of share-based payment - ₪ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Payment [Abstract]
Number of options, Outstanding beginning balance	795,519,000	662,501,000	301,995,000
Weighted average of the exercise price Outstanding beginning balance	₪ 10,610	₪ 5,640	₪ 5,770
Number of options, Granted	1,031,000,000	140,000,000	395,804,000
Weighted average of the exercise price, Granted	₪ 1,639	₪ 34,930	₪ 6,400
Number of options, Forfeited		(6,982,000)	(8,287,000)
Weighted average of the exercise price, Forfeited		₪ 21,300	₪ 12,120
Number of options, Exercised			(27,011,000)
Weighted average of the exercise price, Exercised			₪ 1,120
Number of options, Outstanding ending balance	1,826,519,000	795,519,000	662,501,000
Weighted average of the exercise price, Outstanding ending balance	₪ 5,740	₪ 10,610	₪ 5,640
Number of options, Exercisable	651,277,000	516,135,000	381,173,000
Weighted average of the exercise price, Exercisable	₪ 8,810	₪ 6,170	₪ 4,400